ACCOUNTS RECEIVABLE - Schedule of Aging of Accounts Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Accounts receivable	R$ 2,722,742	R$ 1,775,374
Provision for losses	(22,815)	(27,724)
Total net	2,752,194	1,775,374
Not past due
Disclosure of financial assets [line items]
Accounts receivable	2,512,675	1,236,200
Not past due | Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable	1,333,233	682,785
Not past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable	642,072	380,194
Not past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable	507,918	173,221
Not past due | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable	29,452	0
Past due
Disclosure of financial assets [line items]
Accounts receivable	262,334	566,898
Past due | Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable	103,562	311,261
Past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable	21,668	142,521
Past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable	39,775	88,986
Past due | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable	R$ 97,329	R$ 24,130